Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2023	2024

	(in thousands)
Unsecured borrowings	$40,500	34,500
Less: current portion	(6,000)	(6,000)
Total	$34,500	28,500
Unused long-term credit lines	$139,500	140,000
Interest rate	6.25%	5.39%-5.43%
Duration	2020/8/4~ 2030/9/2	2020/8/4~ 2030/9/2

Schedule of reconciliation of borrowings to cash flows arising from financing activities

	Year ended December 31,
	2023	2024

	(in thousands)
Balance at beginning of year	$46,500	40,500
Change from financing activities:
Proceeds from borrowings	—	—
Repayments of borrowings	(6,000)	(6,000)
Total changes from financing activities	(6,000)	(6,000)
Balance at end of year	$40,500	34,500